SCHEDULE OF LEASE COST (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Leases
Operating lease expense	$ 14,210	$ 49,734	$ 28,419	$ 49,734	$ 78,154
Operating lease right-of-use assets	75,298		75,298		101,221
Short-term operating lease liabilities	(58,901)		(58,901)		(57,349)
Long-term operating lease liabilities	(22,909)		(22,909)		(52,753)
Total operating leased liabilities	$ (81,810)		$ (81,810)		$ (110,102)
Weighted average lease term	1 year 4 months 24 days		1 year 4 months 24 days		1 year 10 months 24 days
Weighted average discount rate	5.49%		5.49%		5.49%
Supplemental noncash information:
Right-of-use asset obtained in exchange for lease obligations				$ 168,418	$ 168,418
Amounts included in the measurement of lease liabilities:
Non-cash lease expense					$ 78,154